UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: February 29, 2008

Date of reporting period: February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Dividend Growth Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended February 29, 2008

Total Return for the 12 Months Ended February 29, 2008

Class A	Class B	Class C	Class D	S&P 500®[1]	Lipper Large-Cap Core Funds Index[2]
−4.42%	−4.39%	−5.17%	−4.19%	−3.60%	−2.08%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.
Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal year ended February 29, 2008, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.
Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future

Market Conditions

In the 12 months ended February 29, 2008, financial markets faced increasingly difficult conditions. Early in the period, distress signals in the subprime mortgage market, which consists of securities backed by mortgage assets, disturbed the market’s advance at several points. Yet, economic growth remained on a moderate pace and inflation stayed within a comfortable range by most investors’ standards, enabling investors to maintain a level of optimism that resulted in solid gains for the broad stock market over the first eight months of the period.

However, in the last four months of the period, stock and bond markets were highly volatile as the subprime mortgage market’s troubles intensified, spilling into the broader economy. Global credit markets tightened in response, sapping the liquidity that had underscored the market’s robust returns over the previous several years. Investors began to reassess risk, which fueled a rotation out of the higher yielding segments of the bond market into the relative safety of U.S. Treasury bonds. Moreover, market volatility further extended a slide in the U.S. dollar relative to major currencies.

Weak economic data and high commodity prices contributed to a grim outlook for the U.S. economy that further dampened investor confidence. Although the third quarter gross domestic product (GDP) growth rate was better than expected at an annualized 4.9 percent, fourth quarter GDP fell to a rate of 0.6 percent. Slowing was evident across many facets of the economy, including consumer spending and confidence, manufacturing and employment. With energy prices moving to new record highs in 2008 and food prices also rising sharply, consumers pulled back their spending, no longer able to draw on their home values to fund purchases. Inflation concerns gained momentum; the price of gold, an asset which investors turn to in times of rising inflation expectations, soared beyond its previous record peaks. Fallout from the subprime market continued to reverberate across the financial sector, as large financial institutions sustained losses totaling hundreds of billions of dollars.

The Federal Open Market Committee (the ‘‘Fed’’) began a series of reductions to both the discount rate (the rate at which member banks borrow from the central bank) and the target federal funds rate, as well as enacted other measures to stimulate liquidity in the credit markets. The Fed’s official statements continued to indicate their belief that risks to economic growth remained present. Additionally, the federal government put forth an economic stimulus package in attempt to ease consumers’ financial burdens. Nevertheless, the responses of both the central bank and the federal government seemed only to validate fears that recession was likely, and some observers remained skeptical about the effectiveness of either measure.

During the period, the market was primarily driven by two factors. Strength in commodity prices helped the energy and materials sectors perform very well. At the same time, the expectation of a more difficult economic backdrop led investors to favor the consumer staples sector, considered a classic ‘‘defensive sector’’ because consumers need to buy food and household goods regardless what the economy is doing. Conversely, the financials and consumer discretionary sectors were not surprisingly among the worst performing areas, given the credit market woes and the decline in consumer spending. The telecommunication services sector also struggled during the period. The sector is composed of relatively few stocks, and company specific problems at one of the larger wireless companies dampened the entire sector.

Performance Analysis

All share classes of Morgan Stanley Dividend Growth Securities Inc. underperformed the S&P 500® and the Lipper Large-Cap Core Funds Index for the 12 months ended February 29, 2008, assuming no deduction of applicable sales charges.

Major detractors from performance relative to the S&P 500 included stock selection in the technology sector. In particular, holdings in a telecommunications equipment maker and an internet software and services company lost value. In the energy sector, the Fund’s holdings, in aggregate, had a very strong gain but lagged slightly behind the more robust return of the S&P 500’s energy sector. As such, the energy sector had a negative effect on relative performance, which was further amplified by the Fund’s relative underweight position in the sector. Stock selection in the consumer discretionary sector also turned out to be disadvantageous, although the negative influence was somewhat offset by the Fund’s relative underweight in the sector. Here, holdings in media stocks, as well as multiline retail and specialty retail holdings, performed poorly.

However, the Fund benefited from other investments. Our positioning within the financials sector added value to relative results. For example, the Fund had minimal exposure to thrifts and mortgage finance companies and commercial banks, which were among the weakest performing segments in the S&P 500. The Fund also held no exposure to real estate investment trusts (REITs), which continued to underperform in a deteriorating real estate market. Instead, the Fund’s holdings in capital markets and insurances companies — although these stocks also lost ground — exhibited less severe declines than other groups within the financial sector. In other areas, the Fund made gains in the materials sector, due to the strong performances of a chemicals company and a metals and mining stock. The consumer staples sector was another positive contributor, with good performance from holdings in a tobacco company and in food and staples retailing. In addition, the Fund’s relative overweight in the consumer staples sector, which was one of the market’s standout performers, further bolstered relative gains.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exxon Mobil Corp.	3.8%
General Electric Co.	3.7
Procter & Gamble Co. (The)	3.3
Altria Group, Inc.	3.2
United Technologies Corp.	2.9
Bank of New York Mellon Corp.	2.8
Microsoft Corp.	2.8
JPMorgan Chase & Co.	2.7
Cisco Systems, Inc.	2.7
Johnson & Johnson	2.5

TOP FIVE INDUSTRIES
Industrial Conglomerates	8.0%
Pharmaceuticals: Major	7.5
Integrated Oil	5.9
Financial Conglomerates	5.7
Oilfield Services/Equipment	5.0

Data as of February 29, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies which pay dividends and have the potential for increasing dividends. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends. The Investment Adviser also considers other factors, such as a company’s return on invested capital and levels of free cash flow. The Investment Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund’s portfolio.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment — Class B

Average Annual Total Returns — Period Ended February 29, 2008

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/30/81)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DIVAX		DIVBX		DIVCX		DIVDX
1 Year	(4.42)%	[3]	(4.39)%	[3]	(5.17)%	[3]	(4.19)%	[3]
	(9.44)	[4]	(8.60)	[4]	(6.01)	[4]	—
5 Years	10.05	[3]	10.00	[3]	9.23	[3]	10.32	[3]
	8.87	[4]	9.86	[4]	9.23	[4]	—
10 Years	2.84	[3]	2.49	[3]	2.07	[3]	3.08	[3]
	2.28	[4]	2.49	[4]	2.07	[4]	—
Since Inception	3.70	[3]	10.83	[3]	2.94	[3]	3.95	[3]
	3.18	[4]	10.83	[4]	2.94	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Core Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on February 29, 2008.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/07 – 02/29/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	09/01/07	02/29/08	09/01/07 − 02/29/08
Class A
Actual (−9.18% return)	$1,000.00	$908.20	$4.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.49	$4.42
Class B
Actual (−9.21% return)	$1,000.00	$907.90	$4.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.54	$4.37
Class C
Actual (−9.57% return)	$1,000.00	$904.30	$7.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.17
Class D
Actual (−9.10% return)	$1,000.00	$909.00	$2.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.73	$3.17

*	Expenses are equal to the Fund’s annualized expense ratios of 0.88%, 0.87%, 1.63% and 0.63% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Dividend Growth Securities Inc.

Portfolio of Investments February 29, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (96.1%)
	Aerospace & Defense (2.5%)
493,664	Northrop Grumman Corp.	$38,806,927
356,600	Raytheon Co.	23,121,944
		61,928,871
	Apparel/Footwear (0.7%)
242,492	V.F. Corp.	18,439,092
	Beverages: Alcoholic (0.5%)
164,879	Diageo PLC (ADR) (United Kingdom)	13,536,566
	Beverages: Non-Alcoholic (2.4%)
881,103	PepsiCo, Inc.	61,289,525
	Chemicals: Agricultural (1.4%)
315,000	Monsanto Co.	36,439,200
	Computer Communications (2.7%)
2,746,550	Cisco Systems, Inc.*	66,933,423
	Computer Peripherals (2.9%)
3,808,602	EMC Corp.*	59,185,675
391,900	Lexmark International, Inc. (Class A)*	12,944,457
		72,130,132
	Computer Processing Hardware (1.3%)
1,700,077	Dell Inc.*	33,746,528
	Contract Drilling (0.8%)
856,000	Patterson-UTI Energy, Inc.	20,312,880
	Data Processing Services (2.0%)
1,284,274	Automatic Data Processing, Inc.	51,306,746
	Department Stores (1.6%)
517,600	Kohl’s Corp.*	23,002,144
722,781	Macy’s, Inc.	17,838,235
		40,840,379
	Discount Stores (1.9%)
892,089	Target Corp.	46,932,802
	Drugstore Chains (1.9%)
1,164,611	CVS Caremark Corp.	47,026,992
	Electric Utilities (2.0%)
661,698	Exelon Corp.	49,528,095
	Financial Conglomerates (5.7%)
1,856,005	Citigroup, Inc.	$44,005,879
1,665,400	JPMorgan Chase & Co.	67,698,510
432,715	Prudential Financial, Inc.	31,575,214
		143,279,603
	Food: Major Diversified (1.2%)
977,346	Kraft Foods Inc. (Class A)	30,463,875
	Home Improvement Chains (1.2%)
1,180,800	Home Depot, Inc. (The)	31,350,240
	Household/Personal Care (3.3%)
1,270,702	Procter & Gamble Co. (The)	84,095,058
	Industrial Conglomerates (8.0%)
465,400	3M Co.	36,487,360
2,799,633	General Electric Co.	92,779,838
1,023,544	United Technologies Corp.	72,170,087
		201,437,285
	Information Technology Services (1.2%)
890,540	Accenture Ltd. (Class A) (Bermuda)	31,391,535
	Integrated Oil (5.9%)
595,800	BP PLC (ADR) (United Kingdom)	38,649,546
178,300	ConocoPhillips	14,747,193
1,111,683	Exxon Mobil Corp.	96,727,538
		150,124,277
	Internet Software/Services (0.6%)
31,224	Google Inc. (Class A)*	14,712,124
	Investment Banks/Brokers (3.5%)
279,878	Bear Stearns Companies, Inc. (The)	22,351,057
149,534	Goldman Sachs Group, Inc. (The)	25,365,452
345,200	Lehman Brothers Holdings Inc.	17,601,748
477,440	Merrill Lynch & Co., Inc.	23,661,926
		88,980,183
	Life/Health Insurance (1.2%)
251,260	Lincoln National Corp.	12,841,899
283,208	MetLife, Inc.	16,499,698
		29,341,597

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Portfolio of Investments February 29, 2008 continued

NUMBER OF SHARES		VALUE
	Major Banks (3.9%)
1,620,338	Bank of New York Mellon Corp.	$71,084,228
927,600	Wells Fargo & Co.	27,113,748
		98,197,976
	Major Telecommunications (2.0%)
1,070,347	AT&T Inc.	37,280,186
328,300	Verizon Communications, Inc.	11,923,856
		49,204,042
	Media Conglomerates (1.7%)
1,496,500	Time Warner, Inc.	23,360,365
469,216	Viacom Inc. (Class B)*	18,651,336
		42,011,701
	Medical Specialties (3.9%)
108,531	Alcon, Inc. (Switzerland)	15,707,692
993,900	Covidien Ltd. (Bermuda)	42,528,981
491,200	Medtronic, Inc.	24,245,632
298,486	Thermo Fisher Scientific, Inc.*	16,694,322
		99,176,627
	Office Equipment/Supplies (1.3%)
949,700	Pitney Bowes Inc.	33,980,266
	Oil & Gas Production (1.8%)
746,166	XTO Energy, Inc.	46,045,904
	Oilfield Services/Equipment (5.0%)
731,898	Cameron International Corp.*	31,091,027
962,100	Halliburton Co.	36,848,430
382,480	Schlumberger Ltd. (Netherlands Antilles)	33,065,396
371,719	Weatherford International Ltd. (Bermuda)*	25,618,873
		126,623,726
	Other Consumer Services (1.4%)
1,361,310	eBay Inc.*	35,884,132
	Packaged Software (3.4%)
2,608,482	Microsoft Corp.	71,002,880
782,600	Oracle Corp.*	14,712,880
		85,715,760
	Pharmaceuticals: Major (7.5%)
444,090	Abbott Laboratories	$23,781,020
1,010,889	Johnson & Johnson	62,634,682
1,946,503	Pfizer, Inc.	43,368,087
1,386,989	Wyeth	60,500,460
		190,284,249
	Precious Metals (2.2%)
1,097,100	Newmont Mining Corp.	56,138,607
	Semiconductors (2.1%)
2,701,909	Intel Corp.	53,903,085
	Tobacco (3.2%)
1,103,011	Altria Group, Inc.	80,674,225
	Total Common Stocks (Cost $1,627,416,235)	2,423,407,308

NUMBER OF SHARES (000)
Short-Term Investments (a) (2.4%)
Investment Company
60,568	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $60,567,735)	60,567,735

Total Investments (Cost $1,687,983,970) (b) (c)	98.5%	2,483,975,043
Total Written Options Outstanding (Premiums $544,246)	(0.0)	(256,858)
Other Assets in Excess of Liabilities	1.5	38,020,375
Net Assets	100.0%	$2,521,738,560

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Portfolio of Investments February 29, 2008 continued

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	See Note 4 to the financial statements regarding Investments in Morgan Stanley Liquidity Money Market Portfolio – Institutional Class.
(b)	The Fund may designate up to 100% of its common stock investments to cover outstanding written call options.
(c)	The aggregate cost for federal income tax purposes is $1,713,953,506. The aggregate gross unrealized appreciation is $848,676,711 and the aggregate gross unrealized depreciation is $78,655,174, resulting in net unrealized appreciation of $770,021,537.

Written Call Options Outstanding as of February 29, 2008:

NAME OF ISSUER	NUMBER OF CONTRACTS	EXERCISE PRICE	EXPIRATION DATE	PREMIUM	VALUE
Goldman Sachs Group Inc.	359	$200	March 22, 2008	$(55,687)	$(19,386)
Monsanto Co.	555	135	March 22, 2008	(79,159)	(11,100)
Newmont Mining Corp.	2,676	55	March 22, 2008	(245,518)	(147,180)
Prudential Financial Inc.	1,074	80	March 22, 2008	(71,592)	(62,292)
Target Corp.	1,690	60	March 22, 2008	(92,290)	(16,900)
	6,354			$(544,246)	$(256,858)

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Industrial Conglomerates	$201,437,285	8.1%
Pharmaceuticals: Major	190,284,249	7.7
Integrated Oil	150,124,277	6.0
Financial Conglomerates	143,279,603	5.8
Oilfield Services/Equipment	126,623,726	5.1
Medical Specialties	99,176,627	4.0
Major Banks	98,197,976	3.9
Investment Banks/Brokers	88,980,183	3.6
Packaged Software	85,715,760	3.4
Household/Personal Care	84,095,058	3.4
Tobacco	80,674,225	3.2
Computer Peripherals	72,130,132	2.9
Computer Communications	66,933,423	2.7
Aerospace & Defense	61,928,871	2.5
Beverages: Non-Alcoholic	61,289,525	2.5
Investment Company	60,567,735	2.4
Precious Metals	56,138,607	2.3
Semiconductors	53,903,085	2.2
Data Processing Services	51,306,746	2.1
Electric Utilities	49,528,095	2.0
Major Telecommunications	49,204,042	2.0
Drugstore Chains	47,026,992	1.9
Discount Stores	46,932,802	1.9
Oil & Gas Production	46,045,904	1.8
Media Conglomerates	42,011,701	1.7
Department Stores	40,840,379	1.6
Chemicals: Agricultural	36,439,200	1.5
Other Consumer Services	35,884,132	1.4
Office Equipment/Supplies	33,980,266	1.4
Computer Processing Hardware	33,746,528	1.4
Information Technology Services	31,391,535	1.3
Home Improvement Chains	31,350,240	1.3
Food: Major Diversified	30,463,875	1.2
Life/Health Insurance	29,341,597	1.2
Contract Drilling	20,312,880	0.8
Apparel/Footwear	18,439,092	0.7
Internet Software/Services	14,712,124	0.6
Beverages: Alcoholic	13,536,566	0.5
	$2,483,975,043	100.0%

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Statements

Statement of Assets and Liabilities

February 29, 2008

Assets:
Investments in securities, at value (cost $1,627,416,235)	$2,423,407,308
Investment in affiliate, at value (cost $60,567,735)	60,567,735
Cash	498,313
Receivable for:
Investments sold	43,296,009
Dividends	6,163,203
Foreign withholding taxes reclaimed	560,794
Capital stock sold	250,734
Dividends from affiliate	244,867
Prepaid expenses and other assets	96,323
Receivable from Distributor	1,378,866
Total Assets	2,536,464,152
Liabilities:
Written call options outstanding, at value (premiums received $544,246)	256,858
Payable for:
Investments purchased	8,445,400
Capital stock redeemed	2,775,596
Distribution fee	1,915,716
Investment advisory fee	829,851
Administration fee	163,489
Transfer agent fee	28,491
Accrued expenses and other payables	310,191
Total Liabilities	14,725,592
Net Assets	$2,521,738,560
Composition of Net Assets:
Paid-in-capital	$1,677,276,162
Net unrealized appreciation	796,278,461
Accumulated undistributed net investment income	9,486,123
Accumulated undistributed net realized gain	38,697,814
Net Assets	$2,521,738,560
Class A Shares:
Net Assets	$61,215,955
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	3,508,862
Net Asset Value Per Share	$17.45
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$18.42
Class B Shares:
Net Assets	$2,304,818,591
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	131,107,618
Net Asset Value Per Share	$17.58
Class C Shares:
Net Assets	$43,626,619
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	2,510,041
Net Asset Value Per Share	$17.38
Class D Shares:
Net Assets	$112,077,395
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	6,416,858
Net Asset Value Per Share	$17.47

Statement of Operations

For the year ended February 29, 2008

Net Investment Income:
Dividends (net of $160,387 foreign withholding tax)	$59,124,044
Dividends from affiliate	1,328,757
Interest	625,502
Total Income	61,078,303
Expenses
Investment advisory fee	13,028,682
Distribution fee (Class A shares)	1,139,169
Distribution fee (Class B shares)	5,862,827
Distribution fee (Class C shares)	544,022
Transfer agent fees and expenses	3,903,351
Administration fee	2,604,337
Shareholder reports and notices	353,808
Custodian fees	146,477
Professional fees	78,339
Directors’ fees and expenses	57,950
Registration fees	57,818
Other	235,715
Total Expenses	28,012,495
Less: amounts waived/reimbursed	(29,098)
Less: expense offset	(24,128)
Net Expenses	27,959,269
Net Investment Income	33,119,034
Realized and Unrealized Gain (Loss):
Realized Gain on:
Investments	335,669,714
Option contracts	1,117,337
Net Realized Gain	336,787,051
Change in Unrealized Appreciation/Depreciation on:
Investments	(435,666,438)
Option contracts	287,388
Net Change in Unrealized Appreciation/Depreciation	(435,379,050)
Net Loss	(98,591,999)
Net Decrease	$(65,472,965)

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED FEBRUARY 29, 2008	FOR THE YEAR ENDED FEBRUARY 28, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$33,119,034	$48,328,544
Net realized gain	336,787,051	1,677,959,597
Net change in unrealized appreciation/depreciation	(435,379,050)	(1,368,759,011)
Net Increase (Decrease)	(65,472,965)	357,529,130
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(9,368,481)	(33,648,233)
Class B shares	(28,233,929)	(13,354,889)
Class C shares	(249,033)	(239,627)
Class D shares	(3,507,364)	(5,220,915)
Net realized gain
Class A shares	(8,478,294)	(1,371,440,067)
Class B shares	(318,183,155)	(467,483,245)
Class C shares	(6,060,662)	(32,454,561)
Class D shares	(26,230,306)	(154,851,187)
Total Dividends and Distributions	(400,311,224)	(2,078,692,724)
Net increase (decrease) from capital stock transactions	(670,401,467)	55,387,710
Net Decrease	(1,136,185,656)	(1,665,775,884)
Net Assets:
Beginning of period	3,657,924,216	5,323,700,100
End of Period (Including accumulated undistributed net investment income of $9,486,123 and $17,726,031, respectively)	$2,521,738,560	$3,657,924,216

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008

1.   Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares will be renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

E.   Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statements of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

Transactions in written call options for the year ended February 29, 2008 were as follows:

	CONTRACTS	PREMIUMS
Options written, outstanding at beginning of the period	—	—
Options written	30,154	$1,965,449
Options exercise	(3,366)	(303,866)
Options expired	(20,434)	(1,117,337)
Option written, outstanding at end of period	6,354	$544,246

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on August 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.345% to the portion of the daily net assets exceeding $3 billion but not exceeding $4 billion; 0.32% to the portion of the daily net assets exceeding $4 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $6 billion; 0.27% to the portion of the daily net assets exceeding $6 billion but not exceeding $8 billion; 0.245% to the portion of the daily net assets exceeding $8 billion but not exceeding $10 billion; 0.22% to the portion of the daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.195% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan’s inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of February 29, 2008.

For the year ended February 29, 2008, the distribution fee was accrued for Class B shares at an annual rate of 0.23%. At February 29, 2008 included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a ‘‘reimbursement plan’’, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 29, 2008.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended February 29, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

shares of $889, $762,710 and $4,566, respectively and received $122,575 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended February 29, 2008, advisory fees paid were reduced by $29,098 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $1,328,757 for the year ended February 29, 2008. During the year ended February 29, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $833,705,352 and $773,137,617, respectively.

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2008 aggregated $1,097,374,481 and $2,203,408,073, respectively. Included in the aforementioned transactions are purchases and sales with other Morgan Stanley funds of $23,645,722 and $2,660,409, respectively, including net realized losses of $5,542,006.

At February 29, 2008, the Fund’s receivable for investments sold and payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $5,929,507 and $7,045,430, respectively.

For the year ended February 29, 2008, the Fund incurred brokerage commissions of $417,792, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended February 29, 2008, included in Directors’ fees and expenses in the Statement of Operations amounted to $5,911. At February 29, 2008, the Fund had an accrued pension liability of $61,502 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

7.   Capital Stock

Transactions in capital stock were as follows:

	FOR THE YEAR ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED FEBRUARY 28, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	359,429	$7,897,739	1,050,212	$27,325,177
Conversion from Class B	1,312	24,901	3,291,256	105,886,505
Conversion to Class B†	(109,216,124)	(2,405,873,215)	—	—
Reinvestment of dividends and distributions	794,869	16,316,458	56,047,622	1,287,637,674
Redeemed	(8,843,436)	(187,065,366)	(41,801,927)	(1,176,445,929)
Net increase (decrease) – Class A	(116,903,950)	(2,568,699,483)	18,587,163	244,403,427
CLASS B SHARES
Sold	869,767	17,699,345	933,743	25,090,217
Conversion to Class A	(1,302)	(24,901)	(3,277,154)	(105,886,505)
Conversion from Class A†	108,477,463	2,405,873,215	—	—
Reinvestment of dividends and distributions	16,144,598	325,679,732	19,119,176	442,888,838
Redeemed	(34,903,191)	(734,930,439)	(15,495,125)	(439,531,293)
Net increase (decrease) – Class B	90,587,335	2,014,296,952	1,280,640	(77,438,743)
CLASS C SHARES
Sold	116,982	2,418,440	160,925	4,286,356
Reinvestment of dividends and distributions	302,431	6,030,644	1,342,799	30,732,999
Redeemed	(823,794)	(17,142,877)	(994,190)	(27,686,576)
Net increase (decrease) – Class C	(404,381)	(8,693,793)	509,534	7,332,779
CLASS D SHARES
Sold	527,253	10,991,828	891,718	25,715,168
Reinvestment of dividends and distributions	1,424,908	28,568,019	6,330,393	149,575,088
Redeemed	(7,426,802)	(146,864,990)	(10,557,854)	(294,200,009)
Net decrease – Class D	(5,474,641)	(107,305,143)	(3,335,743)	(118,909,753)
Net increase (decrease) in Fund	(32,195,637)	$(670,401,467)	17,041,594	$55,387,710

†	Class B shares typically convert to Class A shares eight years after purchase. This conversion allows shareholders to take advantage of the Class A shares’ lower 12b-1 fees, and thus lower overall expense ratio. However, due to the lack of reimbursable distribution expenses, the Fund’s Class B shares’ 12b-1 fees, and thus their overall expense ratio, have been lower than that of the Fund’s Class A shares. Accordingly, the Fund reversed all previous automatic share class conversions that occurred during the period in which the expense ratio of Class B shares was lower than that of the Class A shares.

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 29, 2008 continued

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED FEBRUARY 29, 2008	FOR THE YEAR ENDED FEBRUARY 28, 2007
Ordinary income	$58,974,173	$103,289,832
Long-term capital gains	361,337,051	1,975,402,892
Total distributions	$420,311,224	$2,078,692,724

As of February 29, 2008, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$9,577,983
Undistributed long-term gains	82,436,535
Net accumulated earnings	92,014,518
Capital loss carryforward*	(17,765,160)
Temporary differences	(95,885)
Net unrealized appreciation	770,308,925
Total accumulated earnings	$844,462,398

*During the year ended February 29, 2008, the Fund utilized $5,921,720 of its net capital loss carryforward. As of February 29, 2008, the Fund had a net capital loss carryforward of $17,765,160 of which $12,949,221 will expire on February 28, 2010 and $4,815,939 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Permanent differences, due to equalization debits, resulted in the following reclassifications among the Fund’s components of net assets at February 29, 2008:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(135)	$(291,742,917)	$291,743,052

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED FEBRUARY 28,
	2008*		2007	2006	2005	2004*
Class A Shares:
Selected Per Share Data:
Net asset value, beginning of period	$20.78		$33.51	$37.21	$42.01	$34.01
Income (loss) from investment operations:
Net investment income‡	0.14		0.29	0.39	0.54	0.61
Net realized and unrealized gain (loss)	(0.80)		2.07	1.69	2.08	11.62
Total income (loss) from investment operations	(0.66)		2.36	2.08	2.62	12.23
Less dividends and distributions from:
Net investment income	(0.25)		(0.34)	(0.47)	(0.52)	(0.65)
Net realized gain	(2.42)		(14.75)	(5.31)	(6.90)	(3.58)
Total dividends and distributions	(2.67)		(15.09)	(5.78)	(7.42)	(4.23)
Net asset value, end of period	$17.45		$20.78	$33.51	$37.21	$42.01
Total Return†	(4.42)%		8.55%	5.94%	6.98%	37.26%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.88	%(2)	0.88%	0.85%	0.80%	0.80%
Net investment income	1.00	%(2)	1.04%	1.05%	1.41%	1.56%
Supplemental Data:
Net assets, end of period, in millions	$61		$2,502	$3,412	$96	$126
Portfolio turnover rate	34%		105%	44%	38%	34%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2008*		2007	2006	2005		2004*
Class B Shares:
Selected Per Share Data:
Net asset value, beginning of period	$20.92		$33.65	$37.34	$42.08		$34.04
Income (loss) from investment operations:
Net investment income‡	0.22		0.33	0.39	0.57		0.43
Net realized and unrealized gain (loss)	(0.87)		2.08	1.72	2.09		11.64
Total income (loss) from investment operations	(0.65)		2.41	2.11	2.66		12.07
Less dividends and distributions from:
Net investment income	(0.27)		(0.39)	(0.49)	(0.50)		(0.45)
Net realized gain	(2.42)		(14.75)	(5.31)	(6.90)		(3.58)
Total dividends and distributions	(2.69)		(15.14)	(5.80)	(7.40)		(4.03)
Net asset value, end of period	$17.58		$20.92	$33.65	$37.34		$42.08
Total Return†	(4.39)%		8.66%	6.03%	7.03%		36.62%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.86	%(3)	0.75%	0.75%	0.75	% (2)	1.28	% (2)
Net investment income	1.02	%(3)	1.17%	1.15%	1.47	% (2)	1.08	% (2)
Supplemental Data:
Net assets, end of period, in millions	$2,305		$848	$1,320	$5,877		$7,040
Portfolio turnover rate	34%		105%	44%	38%		34%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2005	0.85%	1.37%
February 29, 2004	1.56	0.80

(3)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2008*		2007	2006	2005	2004*
Class C Shares:
Selected Per Share Data:
Net asset value, beginning of period	$20.71		$33.42	$37.11	$41.89	$33.92
Income (loss) from investment operations:
Net investment income‡	0.05		0.08	0.11	0.27	0.31
Net realized and unrealized gain (loss)	(0.87)		2.06	1.71	2.07	11.60
Total income (loss) from investment operations	(0.82)		2.14	1.82	2.34	11.91
Less dividends and distributions from:
Net investment income	(0.09)		(0.10)	(0.20)	(0.22)	(0.36)
Net realized gain	(2.42)		(14.75)	(5.31)	(6.90)	(3.58)
Total dividends and distributions	(2.51)		(14.85)	(5.51)	(7.12)	(3.94)
Net asset value, end of period	$17.38		$20.71	$33.42	$37.11	$41.89
Total Return†	(5.17)%		7.74%	5.21%	6.15%	36.25%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.63	%(2)	1.64%	1.59%	1.52%	1.56%
Net investment income	0.25	%(2)	0.28%	0.31%	0.70%	0.80%
Supplemental Data:
Net assets, end of period, in millions	$44		$60	$80	$103	$118
Portfolio turnover rate	34%		105%	44%	38%	34%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2008*		2007	2006	2005	2004*
Class D Shares:
Selected Per Share Data:
Net asset value, beginning of period	$20.81		$33.54	$37.23	$42.04	$34.03
Income (loss) from investment operations:
Net investment income‡	0.26		0.38	0.46	0.65	0.70
Net realized and unrealized gain (loss)	(0.87)		2.06	1.71	2.06	11.63
Total income (loss) from investment operations	(0.61)		2.44	2.17	2.71	12.33
Less dividends and distributions from:
Net investment income	(0.31)		(0.42)	(0.55)	(0.62)	(0.74)
Net realized gain	(2.42)		(14.75)	(5.31)	(6.90)	(3.58)
Total dividends and distributions	(2.73)		(15.17)	(5.86)	(7.52)	(4.32)
Net asset value, end of period	$17.47		$20.81	$33.54	$37.23	$42.04
Total Return†	(4.19)%		8.84%	6.22%	7.22%	37.58%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.63	%(2)	0.64%	0.60%	0.56%	0.56%
Net investment income	1.25	%(2)	1.28%	1.30%	1.66%	1.80%
Supplemental Data:
Net assets, end of period, in millions	$112		$247	$511	$589	$588
Portfolio turnover rate	34%		105%	44%	38%	34%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Dividend Growth Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dividend Growth Securities Inc. (the ‘‘Fund’’), including the portfolio of investments, as of February 29, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dividend Growth Securities Inc. as of February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 23, 2008

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information  (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information  (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.
Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information  (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Director since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information  (unaudited) continued

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended February 29, 2008. For corporate shareholders, 100% of the dividends qualified for the dividend received deduction.

The Fund designated and paid $341,337,051 as a long-term capital gain distribution. In addition, Fund shareholders redeemed $1,086,004,000 of shares during the fiscal year. Of these proceeds, approximately $30,000,000 represents long-term capital gain from the Fund.

For Federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended February 29, 2008. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $55,583,162 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

DIVAN IU08-02151P-Y02/08	MORGAN STANLEY FUNDS
Morgan Stanley Dividend Growth Securities, Inc. Annual Report February 29, 2008

Item 2. Code of Ethics.

(a)

The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)	No information need be disclosed pursuant to this paragraph.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.

(f)

(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
(2)	Not applicable.
(3)	Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2008
	Registrant		Covered Entities(1)
Audit Fees	$36,100			N/A
Non-Audit Fees
Audit-Related Fees	$2,500	(2)		$6,164,000	(2)
Tax Fees	$5,253	(3)		$1,002,000	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$7,753			$7,166,000
Total	$43,853			$7,166,000

2007
	Registrant		Covered Entities(1)
Audit Fees	$36,000			N/A
Non-Audit Fees
Audit-Related Fees	$531	(2)		$6,297,000	(2)
Tax Fees	$5,100	(3)		$567,000	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$5,631			$6,864,000
Total	$41,631			$6,864,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1

1. Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

______________
[1]

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008

10

EXHIBIT 12 A

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.

This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
•

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;
•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

11

Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must not:

•

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or
•

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

12

Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:

•	service or significant business relationships as a director on the board of any public or private company;
•

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III. Disclosure and Compliance

•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;
•

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

13

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;
•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;
•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and
•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

The Funds will follow these procedures in investigating and enforcing this Code:

•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;
•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;
•

if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

______________

2         Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

14

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and
•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII. Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

15

VIII. Internal Use

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

Date:

16

Exhibit A

Fund List

at

February 29, 2008

RETAIL FUNDS

Open-End Retail Funds

Taxable Money Market Funds

1.	Active Assets Government Securities Trust (“AA Government”)
2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)
3.	Active Assets Institutional Money Trust (“AA Institutional Money”)
4.	Active Assets Money Trust (“AA Money”)
5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)
6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)

Tax-Exempt Money Market Funds

7.	Active Assets California Tax-Free Trust (“AA California”)
8.	Active Assets Tax-Free Trust (“AA Tax-Free”)
9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)
10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)
11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)

Equity Funds

12.	Morgan Stanley Allocator Fund (“Allocator Fund”)+
13.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+
14.	Morgan Stanley Diversified International Equity Fund (“Diversified International Equity”)+
15.	Morgan Stanley Diversified Large Cap Equity Fund (“Diversified Large Cap Equity
16.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+
17.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+
18.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+
19.	Morgan Stanley Financial Services Trust (“Financial Services”)+
20.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+
21.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+

17

22.	Morgan Stanley FX Series – FX Alpha Plus Strategy Portfolio (“Alpha Plus”)+
23.	Morgan Stanley FX Series – FX Alpha Strategy Portfolio (“Alpha”)+
24.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+
25.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+
26.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+
27.	Morgan Stanley Institutional Strategies Fund (“Institutional Strategies”)+
28.	Morgan Stanley International Fund (“International Fund”)+
29.	Morgan Stanley International SmallCap Fund (“International SmallCap”)+
30.	Morgan Stanley International Value Equity Fund (“International Value”)+
31.	Morgan Stanley Japan Fund (“Japan Fund”)+
32.	Morgan Stanley Mid Cap Growth Fund (“Mid Cap Growth”)+
33.	Morgan Stanley Mid-Cap Value Fund (“Mid-Cap Value”)+
34.	Morgan Stanley Multi-Asset Class Fund (“Multi-Asset Class”)+
35.	Morgan Stanley Nasdaq-100 Index Fund (“Nasdaq-100”)+
36.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+
37.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+
38.	Morgan Stanley Real Estate Fund (“Real Estate”)+
39.	Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value”)+
40.	Morgan Stanley S&P 500 Index Fund (“S&P 500 Index”)+
41.	Morgan Stanley Special Growth Fund (“Special Growth”)+
42.	Morgan Stanley Special Value Fund (“Special Value”)+
43.	Morgan Stanley Technology Fund (“Technology”)+
44.	Morgan Stanley Total Market Index Fund (“Total Market Index”)+
45.	Morgan Stanley Utilities Fund (“Utilities Fund”)+
46.	Morgan Stanley Value Fund (“Value Fund”)+

Balanced Funds

47.	Morgan Stanley Balanced Fund (“Balanced”)+

Asset Allocation Fund

48.	Morgan Stanley Strategist Fund (“Strategist Fund”)+

Taxable Fixed-Income Funds

49.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+
50.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+
51.	Morgan Stanley Income Trust (“Income Trust”)+
52.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+
53.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)
54.	Morgan Stanley Limited Duration U.S. Treasury Trust (“Limited Duration Treasury”)
55.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+
56.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+

18

Tax-Exempt Fixed-Income Funds

57.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+
58.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)
59.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+
60.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+

Special Purpose Funds

61.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Portfolio
•	Capital Opportunities Portfolio
•	Developing Growth Portfolio
•	Dividend Growth Portfolio
•	Equally-Weighted S&P 500 Portfolio
•	Flexible Income Portfolio
•	Focus Growth Portfolio
•	Global Equity Portfolio
•	Growth Portfolio
•	Money Market Portfolio
•	Utilities Portfolio
62.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio
•	Dividend Growth Portfolio
•	Equity Portfolio
•	European Growth Portfolio
•	Global Advantage Portfolio
•	Global Dividend Growth Portfolio
•	High Yield Portfolio
•	Income Builder Portfolio
•	Limited Duration Portfolio
•	Money Market Portfolio
•	Income Plus Portfolio
•	S&P 500 Index Portfolio
•	Strategist Portfolio
•	Utilities Portfolio

19

Closed-End Retail Funds

Taxable Fixed-Income Closed-End Funds

63.	Morgan Stanley Income Securities Inc. (“Income Securities”)
64.	Morgan Stanley Prime Income Trust (“Prime Income”)

Tax-Exempt Fixed-Income Closed-End Funds

65.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)
66.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)
67.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)
68.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)
69.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)
70.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)
71.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)
72.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)
73.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)
74.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)
75.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)
76.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)
77.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)
78.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)
79.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)

+- Denotes Retail Multi-Class Fund

INSTITUTIONAL FUNDS

Open-End Institutional Funds

1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)

Active Portfolios:

•	Active International Allocation Portfolio
•	Emerging Markets Portfolio
•	Emerging Markets Debt Portfolio
•	Focus Equity Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio

20

•	Global Value Equity Portfolio
•	International Equity Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	International Real Estate Portfolio
•	International Small Cap Portfolio
•	Large Cap Relative Value Portfolio
•	Money Market Portfolio
•	Municipal Money Market Portfolio
•	Small Company Growth Portfolio
•	Systematic Active large Cap Core Portfolio
•	Systematic Active Small Cap Core Portfolio
•	Systematic Active Small Cap Growth Portfolio
•	Systematic Active Small Cap Value Portfolio
•	U.S. Large Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Inactive Portfolios*:

•	China Growth Portfolio
•	Gold Portfolio
•	Large Cap Relative Value Portfolio
•	MicroCap Portfolio
•	Mortgage-Backed Securities Portfolio
•	Municipal Bond Portfolio
•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)

Active Portfolios:

•	Advisory Portfolio
•	Advisory Foreign Fixed Income II Portfolio
•	Advisory Foreign Fixed Income Portfolio
•	Balanced Portfolio
•	Core Fixed Income Portfolio
•	Core Plus Fixed Income Portfolio
•	Equity Portfolio
•	Equity Plus Portfolio
•	High Yield Portfolio
•	Intermediate Duration Portfolio

______________
*	Have not commenced or have ceased operations

21

•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Limited Duration Portfolio
•	Long Duration Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	Municipal Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Small-Cap Value Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Plus Portfolio
•	Growth Portfolio
•	Investment Grade Credit Advisory Portfolio
•	Mortgage Advisory Portfolio
•	New York Municipal Portfolio
•	Targeted Duration Portfolio
•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)

Active Portfolios:

•	Core Plus Fixed Income Portfolio
•	Emerging Markets Debt Portfolio
•	Emerging Markets Equity Portfolio
•	Equity and Income Portfolio
•	Equity Growth Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	High Yield Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	Mid-Cap Growth Portfolio
•	Small Company Growth Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio

22

Inactive Portfolios*:

•	Balanced Portfolio
•	Capital Preservation Portfolio
•	Core Equity Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Latin American Portfolio
•	Multi-Asset Class Portfolio
•	Targeted Duration Portfolio
4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)

Active Portfolios:

•	Government Portfolio
•	Money Market Portfolio
•	Prime Portfolio
•	Tax-Exempt Portfolio
•	Treasury Portfolio

Inactive Portfolios*:

•	Government Securities Portfolio
•	Treasury Securities Portfolio

Closed-End Institutional Funds

5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)
6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)
7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)
8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)
9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)
10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)
11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)
12	The Malaysia Fund, Inc. (“Malaysia Fund”)
13.	The Thai Fund, Inc. (“Thai Fund”)
14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)
15.	India Investment Fund (“India Investment”)

Closed-End Fund of Hedge Funds

16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)

______________
*	Have not commenced or have ceased operations

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In Registration

Morgan Stanley Retail Funds

1.	Morgan Stanley American Franchise Fund

Funds of Hedge Funds

1.	Morgan Stanley Absolute Return Fund
2.	Morgan Stanley Institutional Fund of Hedge Funds II

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EXHIBIT B

Institutional Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

Retail Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

Francis Smith – Chief Financial Officer and Treasurer

Morgan Stanley India Investment Fund, Inc.

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

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EXHIBIT C

General Counsel

Arthur Lev

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EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Dividend Growth Securities Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: April 17, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Dividend Growth Securities Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: April 17, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Dividend Growth Securities Inc.

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended February 29, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 17, 2008	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Dividend Growth Securities Inc. and will be retained by Morgan Stanley Dividend Growth Securities Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Dividend Growth Securities Inc.

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended February 29, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 17, 2008	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Dividend Growth Securities Inc. and will be retained by Morgan Stanley Dividend Growth Securities Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

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